Financial Highlights (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Investment Company [Abstract]
Net asset value, beginning of period		$ 1.09	$ 2.39
Net investment income	[1]	0.01	0.01
Net change in unrealized appreciation	[2]	0.01	0.01
Net increase resulting from operations		0.02	0.02
Distributions from net investment income	[3]		(0.02)
Distributions representing return of capital	[3]		(0.66)
Net decrease resulting from distributions	[3]		(0.68)
Net asset value, end of period		$ 1.11	$ 1.73
Total investment return-net asset value	[4]	2.33%	0.66%
Net assets, end of period		$ 28,425	$ 44,271	$ 27,777
Average net assets	[5]	$ 28,148	$ 57,242
Common Shares outstanding, end of period		25,594,125	25,594,125	25,594,125
Weighted average Common Shares outstanding		25,594,125	25,594,125
Total expenses	[5]	1.85%	0.96%
Net investment income	[5]	0.62%	0.64%
Portfolio turnover rate	[5],[6]	0.50%	13.38%

[1]	The per Common Share data was derived by using the weighted average Common Shares outstanding during the period presented.
[2]	The amount shown at this caption is the balancing figure derived from the other figures in the schedule. The amount shown at this caption for a Common Share outstanding throughout the period may not agree with the change in the aggregate appreciation and depreciation in portfolio securities for the period because of the timing of sales of the Master Fund’s Common Shares in relation to fluctuating market values for the portfolio.
[3]	The per Common Share data for distributions is the actual amount of distributions declared per Common Share outstanding during the entire period; distributions per Common Share are rounded to the nearest $0.01. For income tax purposes, distributions made to shareholders are reported as ordinary income, capital gains, non-taxable return of capital or a combination thereof, based on taxable income calculated in accordance with income tax regulations which may differ from amounts determined under GAAP. The final determination of the tax character of distributions will not be made until we file our tax return.
[4]	Total investment return is based on (i) the purchase
[5]	The computation of average net assets, average outstanding borrowings and average value of portfolio securities during the period is based on averaging the amount on the first day of the first month of the period and the last day of each month during the period.
[6]	Portfolio turnover is calculated as the lesser of (i) purchases of portfolio securities or (ii) the aggregate total of sales of portfolio securities plus any repayments received divided by the monthly average of the value of investment portfolio owned by the Master Fund during the period.